Employee Incentive Schemes - Additional Information (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock given to each option holder	1
Options granted	654,000	769,500	3,555,500
Number of options exercisable	8,904,217	9,264,906	8,011,691
Stock compensation expense recognized	590,934	930,924	2,255,842
Aggregate intrinsic value for all options outstanding	0
Restricted shares of common stock to employees	1,000
Period of non traded years of existing shares of common stock	3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested share-based compensation arrangements	574,806
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under our share option plan	10 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under our share option plan	3 years